Investment Objectives and Goals	Oct. 07, 2024
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF